The Alger Funds
100 Pearl Street, 27th Floor
New York, New York 10004
December 26, 2023
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:
The Alger Funds (File Nos.: 811-1355, 33-4959)
Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger Funds (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to launch two new series of the Trust: (1) Alger Concentrated Equity Fund, and (2) Alger Artificial Intelligence Fund (each, a “Fund” and collectively, the “Funds”). The Amendment contains the prospectuses for Class A, Class C, Class I, Class Y and Class Z shares of each Fund and the statement of additional information of the Funds. In accordance with Rule 485(a)(2) under the Securities Act, the Funds expect to commence operations on or about March 10, 2024.
Should members of the Staff have any questions or comments regarding the Amendment, please contact the undersigned at (212) 806-8838 or tpayne@alger.com, or Mia Pillinger of this office at (212) 806-8806 or mpillinger@alger.com.
Very truly yours,
/s/ Tina Payne
Tina Payne
cc: Hal Liebes, Esq.
Mia G. Pillinger, Esq.